SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION [Abstract]
Schedule of Revenues, Cost of Revenues, and Gross Profit by Segment

For the year ended December 31, 2012

	Better School			Better Job
	Tutoring	K-12	Subtotal	Career Enhancement	College*	Subtotal	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Net Revenues	238,194	191,155	429,349	310,016	2,695	312,711	742,060
Cost of revenues	(163,980)	(124,342)	(288,322)	(185,698)	(3,179)	(188,877)	(477,199)
Gross profit	74,214	66,813	141,027	124,318	(484)	123,834	264,861

For the year ended December 31, 2013

	Better School			Better Job
	Tutoring	K-12	Subtotal	Career Enhancement	College	Subtotal	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Net Revenues	157,401	183,675	341,076	195,435	-	195,435	536,511
Cost of revenues	(126,247)	(120,793)	(247,040)	(114,533)	-	(114,533)	(361,573)
Gross profit	31,154	62,882	94,036	80,902	-	80,902	174,938

For the year ended December 31, 2014

	Better School			Better Job
	Tutoring	K-12	Subtotal	Career Enhancement	College	Subtotal	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Net Revenues	68,203	168,244	236,447	175,551	-	175,551	411,998
Cost of revenues	(52,728)	(115,416)	(168,144)	(105,892)	-	(105,892)	(274,036)
Gross profit	15,475	52,828	68,303	69,659	-	69,659	137,962

*	Software product sales through Taishidian Holding.